Provisions for employee benefits (Details 5)		Dec. 31, 2017	Dec. 31, 2016
Bonds [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.25%	7.00%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate
Cost trend - Long-term rate
Health
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.50%	7.25%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate		6.00%	3.00%
Cost trend - Long-term rate		4.00%	4.00%
Education [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		5.50%	6.50%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate		4.00%	4.00%
Cost trend - Long-term rate		4.00%	4.00%
Pension [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.50%	7.25%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate		3.00%	3.00%
Cost trend - Short-term rate
Cost trend - Long-term rate
Other benefits [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	[1]	5.51%	6.67%
Salary growth rate	[1]		4.25%
Expected inflation rate	[1]	3.00%	3.00%
Pension growth rate	[1]
Cost trend - Short-term rate	[1]
Cost trend - Long-term rate	[1]
Other benefits [Member] | Top of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	[1]	4.75%
Other benefits [Member] | Bottom of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	[1]	4.25%

[1]	Weighted average discount rate.